Quarterly Report
September 30, 2022
MFS®  Global Research Portfolio
MFS® Variable Insurance Trust II
RES-Q3

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 4.4%
General Dynamics Corp.	2,271	$481,838
Honeywell International, Inc.	4,218	704,280
Howmet Aerospace, Inc.	13,591	420,370
L3Harris Technologies, Inc.	1,352	280,986
Northrop Grumman Corp.	1,132	532,402
Raytheon Technologies Corp.	7,193	588,819
		$3,008,695
Alcoholic Beverages – 2.1%
China Resources Beer Holdings Co. Ltd.	40,000	$277,075
Constellation Brands, Inc., “A”	1,779	408,601
Diageo PLC	12,319	516,360
Kweichow Moutai Co. Ltd., “A”	900	236,733
		$1,438,769
Apparel Manufacturers – 2.7%
Adidas AG	1,829	$212,257
Compagnie Financiere Richemont S.A.	4,990	468,228
LVMH Moet Hennessy Louis Vuitton SE	1,296	761,834
NIKE, Inc., “B”	5,315	441,783
		$1,884,102
Biotechnology – 0.3%
Illumina, Inc. (a)	936	$178,579
Brokerage & Asset Managers – 3.6%
Charles Schwab Corp.	13,219	$950,050
Euronext N.V.	9,584	606,458
London Stock Exchange Group PLC	10,762	907,489
		$2,463,997
Business Services – 3.7%
Accenture PLC, “A”	3,403	$875,592
Cap Gemini S.A.	2,541	406,079
Fidelity National Information Services, Inc.	5,857	442,613
Fiserv, Inc. (a)	7,442	696,348
Global Payments, Inc.	1,141	123,285
		$2,543,917
Computer Software – 9.3%
Adobe Systems, Inc. (a)	1,499	$412,525
Atlassian Corp. PLC, “A” (a)	1,379	290,404
Cadence Design Systems, Inc. (a)	3,503	572,495
Microsoft Corp. (s)	13,730	3,197,717
Naver Corp.	2,985	397,830
NetEase.com, Inc., ADR	4,367	330,145
NICE Systems Ltd., ADR (a)	1,595	300,243
Palo Alto Networks, Inc. (a)	1,031	168,867
Salesforce, Inc. (a)	5,333	767,099
		$6,437,325
Computer Software - Systems – 3.2%
Apple, Inc. (s)	7,363	$1,017,567
Constellation Software, Inc.	436	606,676
Hitachi Ltd.	13,400	567,386
		$2,191,629

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.1%
Masco Corp.	8,204	$383,045
Sherwin-Williams Co.	1,952	399,672
Techtronic Industries Co. Ltd.	23,000	217,291
Vulcan Materials Co.	2,948	464,929
		$1,464,937
Consumer Products – 1.0%
Colgate-Palmolive Co.	4,224	$296,736
Kao Corp.	4,800	194,632
Reckitt Benckiser Group PLC	3,473	229,536
		$720,904
Electrical Equipment – 2.4%
Johnson Controls International PLC	11,242	$553,331
Schneider Electric SE	5,441	610,431
TE Connectivity Ltd.	3,308	365,071
Vertiv Holdings Co.	10,451	101,584
		$1,630,417
Electronics – 3.1%
Applied Materials, Inc.	4,876	$399,491
ASML Holding N.V.	663	275,007
NXP Semiconductors N.V.	3,958	583,844
Taiwan Semiconductor Manufacturing Co. Ltd.	68,000	893,811
		$2,152,153
Energy - Independent – 3.3%
ConocoPhillips	11,162	$1,142,319
Valero Energy Corp.	5,323	568,763
Woodside Energy Group Ltd.	26,380	536,662
		$2,247,744
Energy - Integrated – 1.0%
Galp Energia SGPS S.A., “B”	73,955	$708,781
Energy - Renewables – 0.4%
Orsted A/S	3,043	$242,139
Food & Beverages – 2.6%
Mondelez International, Inc.	8,097	$443,958
Nestle S.A.	6,619	716,703
PepsiCo, Inc.	3,800	620,388
		$1,781,049
Gaming & Lodging – 0.6%
Aristocrat Leisure Ltd.	10,864	$226,726
Whitbread PLC	8,370	213,732
		$440,458
General Merchandise – 0.7%
Dollar General Corp.	2,025	$485,717
Health Maintenance Organizations – 1.5%
Cigna Corp.	3,692	$1,024,419

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.3%
AIA Group Ltd.	82,800	$687,452
Aon PLC	3,041	814,592
Chubb Ltd.	4,224	768,261
		$2,270,305
Internet – 4.5%
Alphabet, Inc., “A” (a)(s)	24,509	$2,344,286
Gartner, Inc. (a)	626	173,208
Tencent Holdings Ltd.	18,100	611,273
		$3,128,767
Leisure & Toys – 0.6%
Electronic Arts, Inc.	3,625	$419,449
Machinery & Tools – 3.3%
GEA Group AG	7,837	$256,073
Ingersoll Rand, Inc.	7,561	327,089
Kubota Corp.	19,700	272,775
Regal Rexnord Corp.	1,807	253,631
Roper Technologies, Inc.	606	217,942
Schindler Holding AG	1,331	206,463
SMC Corp.	900	363,080
Wabtec Corp.	4,945	402,276
		$2,299,329
Major Banks – 2.1%
BNP Paribas	12,704	$536,329
Goldman Sachs Group, Inc.	2,325	681,341
Mitsubishi UFJ Financial Group, Inc.	48,700	219,609
		$1,437,279
Medical & Health Technology & Services – 0.9%
ICON PLC (a)	3,536	$649,846
Medical Equipment – 4.6%
Becton, Dickinson and Co.	2,370	$528,107
Boston Scientific Corp. (a)(s)	17,637	683,081
Danaher Corp.	1,905	492,042
Medtronic PLC	6,899	557,094
QIAGEN N.V. (a)	7,931	327,392
Thermo Fisher Scientific, Inc.	1,126	571,096
		$3,158,812
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	89,100	$281,232
Natural Gas - Pipeline – 0.5%
TC Energy Corp. (l)	7,763	$312,689
Network & Telecom – 0.7%
Equinix, Inc., REIT	842	$478,963
Other Banks & Diversified Financials – 6.9%
Credicorp Ltd.	2,607	$320,140
HDFC Bank Ltd.	27,833	482,288
Julius Baer Group Ltd.	16,331	710,617
Macquarie Group Ltd.	5,265	510,942
Moody's Corp.	1,912	464,826

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Truist Financial Corp.	21,645	$942,423
Visa, Inc., “A”	7,274	1,292,226
		$4,723,462
Pharmaceuticals – 5.7%
Johnson & Johnson	4,555	$744,105
Merck & Co., Inc.	7,901	680,434
Roche Holding AG	3,867	1,260,871
Santen Pharmaceutical Co. Ltd.	34,900	233,887
Vertex Pharmaceuticals, Inc. (a)	1,943	562,576
Zoetis, Inc.	3,141	465,779
		$3,947,652
Printing & Publishing – 0.5%
Wolters Kluwer N.V.	3,447	$335,604
Railroad & Shipping – 0.7%
Canadian Pacific Railway Ltd.	6,832	$455,831
Real Estate – 1.1%
LEG Immobilien SE	5,694	$342,414
STORE Capital Corp., REIT	13,876	434,735
		$777,149
Restaurants – 1.5%
Starbucks Corp.	6,079	$512,216
Yum China Holdings, Inc.	11,329	536,202
		$1,048,418
Specialty Chemicals – 3.7%
Air Products & Chemicals, Inc.	1,516	$352,819
Akzo Nobel N.V.	3,550	200,206
Axalta Coating Systems Ltd. (a)	11,170	235,240
Croda International PLC	4,740	338,598
DuPont de Nemours, Inc.	8,127	409,601
Linde PLC	2,601	711,712
Sika AG	1,331	266,530
		$2,514,706
Specialty Stores – 4.5%
Alibaba Group Holding Ltd. (a)	23,300	$233,720
Amazon.com, Inc. (a)(s)	15,085	1,704,605
Home Depot, Inc.	2,497	689,022
Target Corp.	3,049	452,441
		$3,079,788
Telecommunications - Wireless – 2.4%
Advanced Info Service Public Co. Ltd.	64,600	$333,104
Cellnex Telecom S.A.	8,969	276,527
KDDI Corp.	11,600	340,073
Liberty Broadband Corp. (a)	4,212	310,846
T-Mobile US, Inc. (a)	2,776	372,456
		$1,633,006
Telephone Services – 0.3%
Hellenic Telecommunications Organization S.A.	16,261	$236,658

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 0.7%
British American Tobacco PLC	6,553	$234,332
Philip Morris International, Inc.	2,930	243,219
		$477,551
Utilities - Electric Power – 2.7%
CLP Holdings Ltd.	46,000	$346,638
Iberdrola S.A.	49,296	458,274
NextEra Energy, Inc.	6,584	516,252
Southern Co.	8,161	554,948
		$1,876,112
Total Common Stocks		$68,588,339
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 2.64% (v)	240,861	$240,885
Collateral for Securities Loaned – 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07% (j)	168,047	$168,047

Other Assets, Less Liabilities – (0.1)%		(100,315)
Net Assets – 100.0%		$68,896,956
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $240,885 and $68,756,386, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At September 30, 2022, the fund had cash collateral of $2,602 and other liquid securities with an aggregate value of $508,299 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$44,400,272	$—	$—	$44,400,272
Switzerland	—	3,629,412	—	3,629,412
France	—	2,921,131	—	2,921,131
China	866,347	1,640,033	—	2,506,380
United Kingdom	—	2,440,047	—	2,440,047
Japan	612,848	1,578,594	—	2,191,442
Canada	1,375,196	—	—	1,375,196
Australia	—	1,274,330	—	1,274,330
Hong Kong	—	1,251,381	—	1,251,381
Other Countries	2,116,024	4,482,724	—	6,598,748
Mutual Funds	408,932	—	—	408,932
Total	$49,779,619	$19,217,652	$—	$68,997,271
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$496,235	$9,887,875	$10,143,197	$(65)	$37	$240,885
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,862	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2022, are as follows:
United States	64.9%
Switzerland	5.3%
France	4.2%
China	3.6%
United Kingdom	3.5%
Japan	3.2%
Canada	2.0%
Australia	1.8%
Hong Kong	1.8%
Other Countries	9.7%
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.